Document and Entity Information - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Nov. 06, 2017	Jun. 30, 2016
Details
Registrant Name	SIGMA LABS, INC.
Registrant CIK	0000788611
SEC Form	S-1
Period End date	Jun. 30, 2017
Fiscal Year End	--12-31
Trading Symbol	sglb
Tax Identification Number (TIN)	271865814
Number of common stock shares outstanding			4,569,688
Public Float				$ 0
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Nevada	Nevada
Entity Address, Address Line One	3900 Paseo del Sol
Entity Address, City or Town	Santa Fe
Entity Address, State or Province	New Mexico
Entity Address, Postal Zip Code	87507
City Area Code	505
Local Phone Number	438-2576